Other Income (Tables)	3 Months Ended
Mar. 31, 2023
Other Income [Abstract]
Other income

	Three months ended March 31,
	2023	2022
	£’000	£’000
Grant income	631	435
R&D expenditure credits	1,973	998
	2,604	1,433